Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax	The components of deferred income tax assets are as follows:
December 31, 2020
Deferred Tax Asset:
Net Operating Loss	$640,368
Valuation Allowance	(640,368)
Net Deferred Asset	$—